RIVERPARK FUNDS TRUST

RiverPark Long/Short Opportunity Fund
RiverPark/Gargoyle Hedged Value Fund
(the “Funds”)

Each a series of RiverPark Funds Trust

Class C Shares
March 30, 2012

Supplement to the Prospectuses and Statement of Additional Information
dated March 30, 2012

IMPORTANT INFORMATION ABOUT THE FUNDS

Please note that the Class C Shares of the Funds included in the Prospectus dated March 30, 2012, are not currently available for sale.

Please retain this Supplement with your
Prospectus for future reference.